LEASES - Lease cost (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
LEASES
Operating lease cost	$ 542,433	¥ 3,539,374	¥ 1,606,340
Cost of other leases with terms less than one year	10,311	67,281	82,232
Total	$ 552,744	¥ 3,606,655	¥ 1,688,572